long-term debt (Tables)	6 Months Ended
Jun. 30, 2024
long-term debt
Schedule of details of long-term debt

		June 30,	December 31,
As at (millions)	Note	2024	2023
Senior unsecured
TELUS Corporation senior notes	(b)	$21,145	$20,301
TELUS Corporation commercial paper	(c)	1,760	1,021
TELUS Corporation credit facilities	(d)	—	1,144
TELUS Communications Inc. debentures		200	200
Secured
TELUS International (Cda) Inc. credit facility	(e)	1,745	1,781
Other	(f)	613	288
		25,463	24,735
Lease liabilities	(g)	2,688	2,614
Long-term debt		$28,151	$27,349
Current		$3,334	$3,994
Non-current		24,817	23,355
Long-term debt		$28,151	$27,349

Schedule of long-term debt maturities

									Other
Composite long-term debt denominated in	Canadian dollars			U.S. dollars					currencies
	Long-term			Long-term		Currency swap agreement
	debt,			debt,		amounts to be exchanged
	excluding	Leases		excluding	Leases				Leases
Years ending December 31 (millions)	leases	(Note 19)	Total	leases	(Note 19)	(Receive) [1]	Pay	Total	(Note 19)	Total
2024 (remainder of year)	$19	$274	$293	$1,835	$15	$(1,811)	$1,802	$1,841	$28	$2,162
2025	1,048	490	1,538	76	30	(32)	32	106	50	1,694
2026	1,450	382	1,832	76	31	(32)	32	107	43	1,982
2027	52	300	352	1,582	27	(1,537)	1,491	1,563	35	1,950
2028	1,955	190	2,145	1,494	18	(468)	460	1,504	28	3,677
2029-2033	7,046	348	7,394	1,232	49	(1,232)	1,148	1,197	59	8,650
Thereafter	6,104	270	6,374	1,711	—	(1,711)	1,646	1,646	—	8,020
Future cash outflows in respect of composite long-term debt principal repayments	17,674	2,254	19,928	8,006	170	(6,823)	6,611	7,964	243	28,135
Future cash outflows in respect of associated interest and like carrying costs [2]	9,190	469	9,659	2,848	77	(2,476)	2,317	2,766	67	12,492
Undiscounted contractual maturities (Note 4(b))	$26,864	$2,723	$29,587	$10,854	$247	$(9,299)	$8,928	$10,730	$310	$40,627

1	Where applicable, cash flows reflect foreign exchange rates as at June 30, 2024.
2	Future cash outflows in respect of associated interest and like carrying costs for commercial paper and amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect as at June 30, 2024.

TELUS Corporation senior notes
long-term debt
Schedule of long-term debt maturities

														Redemption present
								Principal face amount						value spread
						Effective					Outstanding at
			Issue			interest		Originally			financial			Basis	Cessation
Series	Issued	Maturity	price			rate [1]		issued			statement date			points [2]	date
3.35% Notes, Series CK	April 2013	April 2024		$994.35		3.41%			$1.1	billion	$	NIL		36	Jan. 2, 2024
3.75% Notes, Series CQ	September 2014	January 2025		$997.75		3.78%			$800	million		$800	million	38.5	Oct. 17, 2024
3.75% Notes, Series CV	December 2015	March 2026		$992.14		3.84%			$600	million		$600	million	53.5	Dec. 10, 2025
2.75% Notes, Series CZ	July 2019	July 2026		$998.73		2.77%			$800	million		$800	million	33	May 8, 2026
2.80% U.S. Dollar Notes [3]	September 2016	February 2027	US$	991.89		2.89%		US$	600	million	US$	600	million	20	Nov. 16, 2026
3.70% U.S. Dollar Notes [3]	March 2017	September 2027	US$	998.95		3.71%		US$	500	million	US$	500	million	20	June 15, 2027
2.35% Notes, Series CAC	May 2020	January 2028		$997.25		2.39%			$600	million		$600	million	48	Nov. 27, 2027
3.625% Notes, Series CX	March 2018	March 2028		$989.49		3.75%			$600	million		$600	million	37	Dec. 1, 2027
4.80% Notes, Series CAO	February 2024	December 2028		$998.95		4.83%			$700	million		$700	million	28	Nov. 15, 2028
3.30% Notes, Series CY	April 2019	May 2029		$991.75		3.40%			$1.0	billion		$1.0	billion	43.5	Feb. 2, 2029
5.00% Notes, Series CAI	September 2022	September 2029		$995.69		5.07%			$350	million		$350	million	46.5	July 13, 2029
3.15% Notes, Series CAA	December 2019	February 2030		$996.49		3.19%			$600	million		$600	million	39.5	Nov. 19, 2029
5.60% Notes, Series CAM	September 2023	September 2030		$998.85		5.62%			$500	million		$500	million	46	July 9, 2030
2.05% Notes, Series CAD	October 2020	October 2030		$997.93		2.07%			$500	million		$500	million	38	July 7, 2030
4.95% Notes, Series CAP	February 2024	February 2031		$997.07		5.00%			$600	million		$600	million	34.5	Dec. 18, 2030
2.85% Sustainability-Linked Notes, Series CAF	June 2021	November 2031		$997.52		2.88	% [4]		$750	million		$750	million	34	Aug. 13, 2031
3.40% U.S. Dollar Sustainability-Linked Notes [3]	February 2022	May 2032	US$	997.13		3.43	% [4]	US$	900	million	US$	900	million	25	Feb. 13, 2032
5.25% Sustainability-Linked Notes, Series CAG	September 2022	November 2032		$996.73		5.29	% [4]		$1.1	billion		$1.1	billion	51.5	Aug. 15, 2032
4.95% Sustainability-Linked Notes, Series CAJ	March 2023	March 2033		$998.28		4.97	% [4]		$500	million		$500	million	54.5	Dec. 28, 2032
5.75% Sustainability-Linked Notes, Series CAK	September 2023	September 2033		$997.82		5.78	% [4]		$850	million		$850	million	52	June 8, 2033
5.10% Sustainability-Linked Notes, Series CAN	February 2024	February 2034		$996.44		5.15	% [4]		$500	million		$500	million	38.5	Nov. 15, 2033
4.40% Notes, Series CL	April 2013	April 2043		$997.68		4.41%			$600	million		$600	million	47	Oct. 1, 2042
5.15% Notes, Series CN	November 2013	November 2043		$995.00		5.18%			$400	million		$400	million	50	May 26, 2043
4.85% Notes, Series CP	Multiple [5]	April 2044		$987.91	[5]	4.93	% [5]		$500	million [5]		$900	million [5]	46	Oct. 5, 2043
4.75% Notes, Series CR	September 2014	January 2045		$992.91		4.80%			$400	million		$400	million	51.5	July 17, 2044
4.40% Notes, Series CU	March 2015	January 2046		$999.72		4.40%			$500	million		$500	million	60.5	July 29, 2045
4.70% Notes, Series CW	Multiple [6]	March 2048		$998.06	[6]	4.71	% [6]		$325	million [6]		$475	million [6]	58.5	Sept. 6, 2047
4.60% U.S. Dollar Notes [3]	June 2018	November 2048	US$	987.60		4.68%		US$	750	million	US$	750	million	25	May 16, 2048
4.30% U.S. Dollar Notes [3]	May 2019	June 2049	US$	990.48		4.36%		US$	500	million	US$	500	million	25	Dec. 15, 2048
3.95% Notes, Series CAB	Multiple [7]	February 2050		$997.54	[7]	3.97	% [7]		$400	million [7]		$800	million [7]	57.5	Aug. 16, 2049
4.10% Notes, Series CAE	April 2021	April 2051		$994.70		4.13%			$500	million		$500	million	53	Oct. 5, 2050
5.65% Notes, Series CAH	September 2022	September 2052		$996.13		5.68%			$550	million		$550	million	61.5	Mar. 13, 2052
5.95% Notes, Series CAL	September 2023	September 2053		$992.67		6.00%			$400	million		$400	million	61.5	Mar. 8, 2053

1	The effective interest rate is that which the notes would yield to an initial debt holder if held to maturity and, in respect of sustainability-linked notes, no trigger events or MFN step-ups occur.
2	For Canadian dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the Government of Canada yield plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

For U.S. dollar-denominated notes, the redemption price is equal to the greater of (i) the present value of the notes discounted at the U.S. Adjusted Treasury Rate (at the U.S. Treasury Rate for the 3.40% U.S. Dollar Sustainability-Linked Notes) plus the redemption present value spread calculated over the period to the redemption present value spread cessation date, or (ii) 100% of the principal amount thereof.

3	We have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert the principal payments and interest obligations to Canadian dollar obligations as follows:

		Canadian dollar
	Interest rate	equivalent	Exchange
Series	fixed at	principal	rate
2.80% U.S. Dollar Notes	2.95%	$792 million	$1.3205
3.70% U.S. Dollar Notes	3.41%	$667 million	$1.3348
3.40% U.S. Dollar Sustainability-Linked Notes	3.89%	$1,148 million	$1.2753
4.60% U.S. Dollar Notes	4.41%	$974 million	$1.2985
4.30% U.S. Dollar Notes	4.27%	$672 million	$1.3435

4	If we have not obtained a sustainability performance target verification assurance certificate for the fiscal year ended December 31, 2030, the sustainability-linked notes will bear interest at an increased rate from the trigger date through to their individual maturities. The interest rate on certain of the sustainability-linked notes may also increase (MFN step-up) in certain circumstances if we fail to meet additional sustainability and/or environmental, social or governance targets as may be provided for in a sustainability-linked bond; the interest rate on the sustainability-linked notes, however, in no event can exceed the initial rate by more than the aggregate MFN step-up and trigger event limit, whether as a result of not obtaining a sustainability performance target verification assurance certificate and/or any targets provided for in one or more future sustainability-linked bonds. Similarly, if we redeem any of the sustainability-linked notes and we have not obtained a sustainability performance target verification assurance certificate at the end of the fiscal year immediately preceding the date fixed for redemption, the interest accrued (if any) will be determined using the rates set out in the following table:

	Sustainability performance target
	verification assurance certificate			Aggregate	Redemption
			Post-trigger	MFN step-up	interest accrual
			event	and trigger	rate if certificate
Series	Fiscal year	Trigger date	interest rate	event limit	not obtained
2.85% Sustainability-Linked Notes, Series CAF	2030	Nov. 14, 2030	3.85%	N/A	3.85%
3.40% U.S. Dollar Sustainability-Linked Notes	2030	Nov. 14, 2030	4.40%	1.50%	4.40%
5.25% Sustainability-Linked Notes, Series CAG	2030	Nov. 15, 2030	6.00%	1.50%	6.00%
4.95% Sustainability-Linked Notes, Series CAJ	2030	Mar. 28, 2031	5.70%	1.50%	5.70%
5.75% Sustainability-Linked Notes, Series CAK	2030	Apr. 30, 2031	6.35%	1.20%	6.35%
5.10% Sustainability-Linked Notes, Series CAN	2030	Feb. 15, 2031	5.60%	1.00%	5.60%

5	$500 million of 4.85% Notes, Series CP were issued in April 2014 at an issue price of $998.74 and an effective interest rate of 4.86%. This series of notes was reopened in December 2015 and a further $400 million of notes were issued at an issue price of $974.38 and an effective interest rate of 5.02%.
6	$325 million of 4.70% Notes, Series CW were issued in March 2017 at an issue price of $990.65 and an effective interest rate of 4.76%. This series of notes was reopened in February 2018 and a further $150 million of notes were issued in March 2018 at an issue price of $1,014.11 and an effective interest rate of 4.61%.
7	$400 million of 3.95% Notes, Series CAB were issued in December 2019 at an issue price of $991.54 and an effective interest rate of 4.00%. This series of notes was reopened in May 2020 and a further $400 million of notes were issued at an issue price of $1,003.53 and an effective interest rate of 3.93%.

TELUS Corporation credit facility
long-term debt
Schedule of details of long-term debt

	June 30,	December 31,
As at (millions)	2024	2023
Net available	$990	$1,729
Backstop of commercial paper	1,760	1,021
Gross available revolving $2.75 billion bank credit facility	$2,750	$2,750

TELUS International (Cda) Inc. credit facility
long-term debt
Schedule of details of long-term debt

	Revolving		Term loan
As at (millions)	components		components [1]		Total
June 30, 2024
Available	US$	539	US$	—	US$	539
Outstanding
Due to other		242		1,044		1,286
Due to TELUS Corporation		19		81		100
	US$	800	US$	1,125	US$	1,925
December 31, 2023
Available	US$	492	US$	—	US$	492
Outstanding
Due to other		286		1,072		1,358
Due to TELUS Corporation		22		83		105
	US$	800	US$	1,155	US$	1,955

1	Relative to amounts owed to the syndicate of financial institutions, excluding TELUS Corporation, we have entered into foreign exchange derivatives (cross currency interest rate exchange agreements) that effectively convert an amortizing amount of US$419 of the principal payments, and associated interest obligations, to European euro obligations with an effective fixed interest rate of 2.6% and an effective fixed exchange rate of US$1.088:€1.00. These have been accounted for as a net investment hedge in a foreign operation (see Note 4).